Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-28-2014	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					7/17/2014
2	Payment Date					7/21/2014
3	Collection Period				6/1/2014	6/28/2014	28
4	Monthly Interest Period - Actual				6/20/2014	7/20/2014	31
5	Monthly Interest - Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	206,771,149.48	—	40,191,994.51	166,579,154.97	0.3613431
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$300,771,149.48	$—	$40,191,994.51	$260,579,154.97

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$547,821,319.93			$507,629,325.42

13	NPV Lease Payments Receivable	613,692,648.78	89,709,569.12			77,291,781.47
14	NPV Base Residual	861,233,741.95	458,111,750.81			430,337,543.95

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.33206%	—	—	—	—
16	Class A-2 Notes		0.66000%	—	—	—	—
17	Class A-3 Notes		0.87000%	149,909.08	0.3251824	40,341,903.59	87.5095523
18	Class A-4 Notes		1.06000%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			232,942.41		40,424,936.92

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						10,182,934.65
20	Pull Ahead Waived Payments						214,911.78
21	Sales Proceeds - Early Terminations						23,585,505.25
22	Sales Proceeds - Scheduled Terminations						11,845,550.57
23	Security Deposits for Terminated Accounts						17,099.00
24	Excess Wear and Tear Received						104,096.75
25	Excess Mileage Charges Received						80,442.96
26	Other Recoveries Received						5,876.41

27	Subtotal: Total Collections						46,036,417.37

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,737.25

31	Total Available Funds, prior to Servicer Advances						46,038,154.62

32	Servicer Advance						—

33	Total Available Funds						46,038,154.62

34	Reserve Account Draw						—

35	Available for Distribution						46,038,154.62

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 2

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		456,517.77
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		232,942.41
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	45,343,694.44
49	Regular Principal Distribution Amount	40,191,994.51
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		40,191,994.51
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		5,151,699.93

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		300,771,149.48
55	Less: Aggregate Securitization Value (End of Collection Period)		(507,629,325.42)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		300,771,149.48
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(260,579,154.97)

61	Regular Principal Distribution Amount (not less than zero)		40,191,994.51

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		507,629,325.42
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		260,579,154.97

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		46,038,154.62
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		456,517.77
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		232,942.41
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		45,343,694.44
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		45,343,694.44

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 3

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance				7,374,631.95
85	Initial Reserve Account Balance				7,374,631.95

86	Beginning Reserve Account Balance				7,374,631.95
87	Plus: Net Investment Income for the Collection Period				181.80

88	Subtotal: Reserve Fund Available for Distribution				7,374,813.75
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				7,374,813.75
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				181.80

93	Equals: Ending Reserve Account Balance				7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

				Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units			685	11,139,139.68
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(11,905,197.85)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				(64,330.93)
99	Less: Excess Wear and Tear Received				(104,096.75)
100	Less: Excess Mileage Received				(80,442.96)

101	Current Period Net Residual Losses/(Gains)			685	(1,014,928.81)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			12,168	(8,380,332.92)
104	Current Period Net Residual Losses (Item 101)			685	(1,014,928.81)

105	Ending Cumulative Net Residual Losses			12,853	(9,395,261.73)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.64%

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,926,391	507,629,325
109	Aggregate Base Residual Value			1,006,540,717	449,760,177
110	Number of Current Contracts			64,099	28,286
111	Weighted Average Lease Rate			2.96%	2.85%
112	Average Remaining Term			27.5	7.0
113	Average Original Term			38.3	38.6
114	Proportion of Base Prepayment Assumption Realized				131.65%
115	Actual Monthly Prepayment Speed				1.66%
116	Turn-in Ratio on Scheduled Terminations				88.61%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		30,233	600,233,186	547,821,320
118	Depreciation/Payments			(9,774,590)	(7,157,479)
119	Gross Credit Losses		(8)	(128,122)	(131,403)
120	Early Terminations - Regular		(948)	(19,728,606)	(18,124,829)
121	Early Terminations - Lease Pull Aheads		(306)	(3,837,292)	(3,639,144)
122	Scheduled Terminations - Purchased by Customer	1,346,227	(78)	(1,358,925)	(1,260,778)
123	Scheduled Terminations - Sold at Auction	1,240,999	(82)	(1,357,085)	(1,275,006)
124	Scheduled Terminations - Purchased by Dealer	9,264,448	(525)	(9,168,320)	(8,603,356)

125	Pool Balance - End of Period		28,286	554,880,247	507,629,325

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		28,025	503,152,518.64	99.12%
128	31 - 90 Days Delinquent		239	4,078,467.58	0.80%
129	91+ Days Delinquent		22	398,339.20	0.08%

130	Total		28,286	507,629,325.42	100.00%

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 4

		Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units	8	131,403
133	Aggregate Liquidation Proceeds on charged-off units		(97,515)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(5,876)

137	Current Period Aggregate Net Credit Losses/(Gains)	8	28,011

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	363	2,692,865
140	Current Period Net Credit Losses (Item 137)	8	28,011

141	Ending Cumulative Net Credit Losses	371	2,720,876

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.18%

			Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity		403
145	61 - 120 Days since Contract Maturity		9
146	121+ Days since Contract Maturity		6

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 06-28-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
08/20/2014	38,099,273
09/20/2014	43,496,415
10/20/2014	44,808,213
11/20/2014	39,066,807
12/20/2014	43,269,950
01/20/2015	48,557,212
02/20/2015	41,977,163
03/20/2015	40,921,045
04/20/2015	47,818,493
05/20/2015	39,069,820
06/20/2015	8,035,774
07/20/2015	9,814,222
08/20/2015	8,436,609
09/20/2015	9,054,074
10/20/2015	12,268,305
11/20/2015	10,034,349
12/20/2015	3,637,873
01/20/2016	3,891,987
02/20/2016	3,353,548
03/20/2016	4,099,636
04/20/2016	4,612,589
05/20/2016	3,305,967

Total:	507,629,325

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month